UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   DECEMBER 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NEWPORT PACIFIC MANAGEMENT,INC.
Address:     580 CALIFORNIA STREET, #1960
             SAN FRANCISCO, CA 94104

Form 13F File Number: 28-10087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jean S. Loewenberg
Title:  Secretary
Phone:  617.772.3737

Signature, Place, and Date of Signing:



Jean S. Loewenberg                Boston, MA                 February 14, 2003
------------------------     ---------------------------   --------------------
   (Signature)                   (City, State)                      Date



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

File Numbers will be assigned to Institutional Investment Managers after they file their first report.

List of Other Managers Reporting for this Manager:

        FORM 13F FILE NUMBER            NAME

        28-417                          Colonial Management Associates, Inc.
        28-01823                        Stein Roe & Farnham Incorporated.


Name and 13f file number of ALL Institutional Investment Managers with respect to which this Schedule is filed (other than the one filing this report).
(List in alphabetical order.)

List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         87
Form 13F Information Table Value Total ($000):  $43,360


List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F REPORT
Item 1                     Item 2    Item 3    Item 4    Item 5     Item 6         Item 7            Item 8

                                                         Shares or
Name of Issuer             Class    Number     Value     Amount     Discretion     Managers(a)Sole   (b)Shared (c)None
AFLAC INC                   COM     001055102      187      6,200   Defined        1,2                            6,200
A T & T CORP                COM     001957505       26      1,000   Defined        1,2                            1,000
ALCOA INC                   COM     013817101      194      8,500   Defined        1,2                            8,500
AMERICA MOVIL               COM     02364W105       45      3,100   Defined        1,2       3,100
ASTRAZENECA ADR             ADR     046353108       74      2,100   Defined        1,2       2,100
ASUSTEK GDR                 GDR     04648R209       16      9,000   Defined        1,2       9,000
AVENTIS ADR                 ADR     053561106       65      1,200   Defined        1,2       1,200
BP AMOCO ADR                ADR     055622104      164      4,042   Defined        1,2       4,042
BAXTER INTERNAT             COM     071813109      185      6,600   Defined        1,2                            6,600
BEA SYSTEMS INC             COM     073325102       80      7,000   Defined        1,2                            7,000
BIOMET INC                  COM     090613100      158      5,500   Defined        1,2                            5,500
CANON INC ADR               ADR     138006309      265      7,200   Defined        1,2       7,200
CEDAR FAIR                  COM     150185106       92      3,900   Defined        1,2                            3,900
CISCO SYSTEMS I             COM     17275R102      119      9,100   Defined        1,2                            9,100
CITIGROUP INC               COM     172967101      278      7,900   Defined        1,2                            7,900
COMCAST CORP-SP             COM     20030N200       90      4,000   Defined        1,2                            4,000
DELL COMPUTER C             COM     247025109       91      3,400   Defined        1,2                            3,400
DIAGEO PLC-ADR              ADR     25243Q205      232      5,300   Defined        1,2       5,300
THE WALT DISNEY             COM     254687106      111      6,800   Defined        1,2                            6,800
DR. REDDY -ADR              ADR     256135203   17,886    925,280   Defined        1,2     925,280
DUKE ENERGY COR             COM     264399106       64      3,300   Defined        1,2                            3,300
EBAY INC                    COM     278642103       61        900   Defined        1,2                              900
EMBRAER AIRCRAF             ADR     29081M102       78      4,927   Defined        1,2       4,927
FISERV INC                  COM     337738108      139      4,100   Defined        1,2                            4,100
FOMENTO ECONOMI             ADR     344419106      120      3,300   Defined        1,2       3,300
GENENTECH INC               COM     368710406      199      6,000   Defined        1,2                            6,000
GENERAL ELECTRI             COM     369604103      180      7,400   Defined        1,2                            7,400
GENTEX CORP                 COM     371901109      212      6,700   Defined        1,2                            6,700
GLAXOSMITHKLINE             ADR     37733W105    1,425     38,039   Defined        1,2      38,039
GOLDMAN SACHS G             COM     38141G104      245      3,600   Defined        1,2                            3,600
HDFC BANK ADR               ADR     40415F101      104      7,700   Defined        1,2       7,700
HEINEKEN ADR                ADR     423012202      141      3,600   Defined        1,2       3,600                3,600
HISPANIC BRODCA             COM     43357B104      162      7,900   Defined        1,2                            7,900
HOME DEPOT INC              COM     437076102       58      2,400   Defined        1,2                            2,400
HONDA MOTOR-ADR             ADR     438128308      107      5,900   Defined        1,2       5,900                5,900
HOT TOPIC INC               COM     441339108       23      1,000   Defined        1,2                            1,000
INTUIT INC                  COM     461202103      169      3,600   Defined        1,2                            3,600
JOHNSON & JOHNS             COM     478160104      371      6,900   Defined        1,2                            6,900
KT CORP-SP ADR              ADR     48268K101    5,294    245,664   Defined        1,2     245,664              245,664
KINDER MORGAN I             COM     49455P101      232      5,500   Defined        1,2                            5,500
KOHLS CORP                  COM     500255104       67      1,200   Defined        1,2                            1,200
KOOKMIN ADR                 ADR     50049M109       94      2,650   Defined        1,2       2,650                2,650
MBNA CORP                   COM     55262L100      171      9,000   Defined        1,2                            9,000
MATAV RT-SPONSO             COM     559776109      169      9,500   Defined        1,2       9,500
MATTEL INC                  COM     577081102      349     18,200   Defined        1,2                           18,200
MAXIM INTEGRATE             COM     57772K101      132      4,000   Defined        1,2                            4,000
MCDONALD'S CORP             COM     580135101      154      9,600   Defined        1,2                            9,600
MICROSOFT CORP              COM     594918104      383      7,400   Defined        1,2                            7,400
MICRON TECHNOLO             COM     595112103       42      4,300   Defined        1,2                            4,300
MINERALS TECHNO             COM     603158106      147      3,400   Defined        1,2                            3,400
MOBILE TELESYST             COM     607409109       37      1,000   Defined        1,2       1,000
MOODY'S CORPORA             COM     615369105      157      3,800   Defined        1,2                            3,800
MOTOROLA INC                COM     620076109       43      5,000   Defined        1,2                            5,000
NTT DOCOMO ADR              ADR     62942M201       96      5,250   Defined        1,2       5,250
NETWORK APPLIAN             COM     64120L104       69      6,900   Defined        1,2                            6,900
NOKIA CORP -SPO             ADR     654902204      604     38,950   Defined        1,2      38,950
NOVARTIS ADR                ADR     66987V109      147      4,000   Defined        1,2       4,000
OVERTURE                    COM     69039R100      150      5,500   Defined        1,2                            5,500
PANERA BREAD -A             ADR     69840W108       35      1,000   Defined        1,2                            1,000
PAYCHEX INC                 COM     704326107      179      6,400   Defined        1,2                            6,400
PROVIDIAN FINAN             COM     74406A102      100     15,400   Defined        1,2                           15,400
SK TELECOM CO L             ADR     78440P108    2,246    105,202   Defined        1,2     105,202
SLM CORP                    COM     78442P106      197      1,900   Defined        1,2                            1,900
SAFEWAY INC                 COM     786514208      236     10,100   Defined        1,2                           10,100
SCHERING ADR                ADR     806585204      137      3,200   Defined        1,2       3,200                3,200
SEVEN-ELEV ADR              ADR     817828205      127      4,200   Defined        1,2       4,200
SIGMA-ALDRICH               COM     826552101      122      2,500   Defined        1,2                            2,500
SOUTHTRUST CORP             COM     844730101       37      1,500   Defined        1,2                            1,500
SOUTHWEST AIRLI             COM     844741108      122      8,800   Defined        1,2                            8,800
TAIWAN SEMICOND             ADR     874039100      736    104,388   Defined        1,2     104,388
TELEFONICA SA -             ADR     879382208      213      8,000   Defined        1,2       8,000
TELEFONOS DE ME             ADR     879403780      176      5,500   Defined        1,2       5,500
TEVA PHARMACEUT             ADR     881624209    3,645     94,400   Defined        1,2      94,400
TEXAS REGIONAL              COM     882673106      220      6,200   Defined        1,2                            6,200
TIFFANY & CO                COM     886547108       74      3,100   Defined        1,2                            3,100
UNILEVER ADR                ADR     904767704      195      5,100   Defined        1,2       5,100
VERITAS SOFTWAR             COM     923436109       39      2,500   Defined        1,2                            2,500
VIACOM INC-CL A             COM     925524100      106      2,600   Defined        1,2
VINA CONCHA Y T             ADR     927191106       54      1,600   Defined        1,2       1,600
VODAFONE GROUP              ADR     92857W100      227     12,540   Defined        1,2      12,540
VULCAN MATERIAL             COM     929160109       83      2,200   Defined        1,2                            2,200
WALGREEN CO                 COM     931422109      277      9,500   Defined        1,2                            9,500
WELLS FARGO & C             COM     949746101      234      5,000   Defined        1,2                            5,000
WIMM-BILL-DANN              ADR     97263M109      111      6,200   Defined        1,2       6,200
WYETH                       COM     983024100      314      8,400   Defined        1,2                            8,400
GLOBAL SANTA FE             COM     G3930E10       141      5,800   Defined        1,2                            5,800
CHECK POINT SOF             ADR     IL00108241     223     17,200   Defined        1,2      17,200
